Details of Significant Accounts - Accounts receivable, schedule of ageing analysis of accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Accounts receivable	$ 7,102	$ 6,992	$ 7,756
Not past due
Trade and other current receivables [abstract]
Accounts receivable	5,399	5,791
Up to 30 days
Trade and other current receivables [abstract]
Accounts receivable	563	594
31 to 90 days
Trade and other current receivables [abstract]
Accounts receivable	302	340
91 to 180 days
Trade and other current receivables [abstract]
Accounts receivable	643	196
Over 181 days
Trade and other current receivables [abstract]
Accounts receivable	$ 195	$ 71